RECEIVABLES, PREPAID EXPENSES, DEPOSITS, AND LOAN RECEIVABLE - Disclosure of loan receivable (Details)	12 Months Ended
Dec. 31, 2020 CAD ($)
RECEIVABLES, PREPAID EXPENSES, DEPOSITS, AND LOAN RECEIVABLE [Abstract]
Balance, December 31, 2019	$ 0
Loan receivable	178,248
Principal Payments	0
Balance, December 31, 2020	178,248
Current portion	31,515
Non-current portion	$ 146,733